Document and Entity Information	6 Months Ended
Mar. 31, 2022
Document Type	6-K
Document Period End Date	Mar. 31, 2022
Entity Registrant Name	CN ENERGY GROUP. INC.
Entity Central Index Key	0001780785
Current Fiscal Year End Date	--09-30
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	Q2
Amendment Flag	false